Summary of Significant Accounting Policies Summary of Significant Accounting Policies - Goodwill (Details) $ in Billions	12 Months Ended
Sep. 30, 2015 USD ($)
Reporting Unit [Line Items]
Document Fiscal Year Focus	2015
Reporting Unit, Percentage of Fair Value in Excess of Carrying Amount	50.00%
Mobile to Enterprise Reporting Unit [Member]
Reporting Unit [Line Items]
Reporting Unit, Percentage of Fair Value in Excess of Carrying Amount	16.00%
Goodwill, Gross	$ 1.1